UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 984036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      2/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      116,459
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
ALLEGHANY CORP DEL COM                  COM            017175100     2853    10000 SH       SOLE                 10000      0      0
BERKSHIRE HATHAWAY INC DEL CL A         CL A           084670108     4016       35 SH       SOLE                    35      0      0
BERKSHIRE HATHAWAY INC DEL CL B NEW     CL B NEW       084670702      839    11000 SH       SOLE                 11000      0      0
CNA FINL CORP COM                       COM            126117100     5350   200000 SH       SOLE                200000      0      0
COCA COLA CO COM                        COM            191216100     5598    80000 SH       SOLE                 80000      0      0
COMPASS MINERALS INTL INC COM           COM            20451N101    10121   147000 SH       SOLE                147000      0      0
DEUTSCHE BK AG LONDON BRH PS CRD OIL    PS CRD OIL ETN 25154K809      828    20000 SH       SOLE                  2000
ETN
DEVON ENERGY CORP NEW COM               COM            25179M103     7750   125000 SH       SOLE                125000      0      0
EOG RES INC COM                         COM            26875P101     2463    25000 SH       SOLE                 25000      0      0
EXXON MOBIL CORP COM                    COM            30231G102     4228    49882 SH       SOLE                 49882      0      0
GREAT LAKES DREDGE & DOCK CORP COM      COM            390607109      836   150300 SH       SOLE                150300      0      0
IRON MTN INC COM                        COM            462846106     3973   129000 SH       SOLE                129000      0      0
LOEWS CORP COM                          COM            540424108     5538   147100 SH       SOLE                147100      0      0
MCDONALDS CORP COM                      COM            580135101     3311    33000 SH       SOLE                 33000      0      0
MOBILE MINI INC COM                     COM            60740F105     4342   248808 SH       SOLE                248808      0      0
MOSAIC CO NEW COM                       COM            61945C103     6808   135000 SH       SOLE                135000      0      0
NESTLE S A SPONSORED ADR                SPONSORED ADR  641069406     2887    50000 SH       SOLE                 50000      0      0
PEPSICO INC COM                         COM            713448108     9621   145000 SH       SOLE                145000      0      0
PIONEER NAT RES CO COM                  COM            723787107    10738   120000 SH       SOLE                120000      0      0
POTASH CORP SASK INC COM                COM            73755L107     3380    81885 SH       SOLE                 81885      0      0
PROGRESSIVE CORP OHIO COM               COM            743315103     1171    60000 SH       SOLE                 60000      0      0
QUICKSILVER RESOURCES INC COM           COM            74837R104      336    50000 SH       SOLE                 50000      0      0
RANGE RES CORP COM                      COM            75281A109     3407    55000 SH       SOLE                 55000      0      0
SCRIPPS NETWORKS INTERACT INC CL A COM  CL A COM       811065101      848    20000 SH       SOLE                 20000      0      0
SPROTT RESOURCE CORP COM                COM            85207D103      746   190500 SH       SOLE                190500      0      0
ULTRA PETROLEUM CORP COM                COM            903914109     3259   110000 SH       SOLE                110000      0      0
YUM BRANDS INC COM                      COM            988498101    11212   190000 SH       SOLE                190000      0      0


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